Related party transactions (Details) - Schedule of key management personnel compensation comprised - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of key management personnel compensation comprised [Abstract]
Short-term employee benefits	€ 1,196	€ 783	€ 192
Post-employment benefits
Termination benefits
Share-based payments	10
Total	€ 1,206	€ 783	€ 192